CHANGE IN ACCOUNTING POLICY (Details 1) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Current assets	$ 593,434	$ 1,402,580	$ 6,159,996	$ 6,325,007
Capital assets	196,231	227,421	76,750	100,629
Intangible assets	4,860,690	5,030,624	0	0
Total Assets	27,958,630	28,968,900	6,236,746	6,425,636
Warrant derivative liability		0	0	0
Other current liabilities	7,085,482	4,818,250	836,895	541,733
Total liabilities		4,818,250	836,895	541,733
Common stock	101,794	96,794	72,591	65,840
Additional paid in capital	47,642,526	45,088,171	18,292,173	12,076,569
(Deficit) Retained earnings	(26,973,321)	(21,076,464)	(13,007,062)	(6,300,655)
Accumulated other comprehensive income	42,149	42,149	42,149	42,149
Total shareholders’ equity (deficiency)	20,873,148	24,150,650	5,399,851	5,883,903
Total liabilities and shareholders’ equity	$ 27,958,630	28,968,900	6,236,746	6,425,636
Scenario, Previously Reported [Member]
Current assets		1,402,580	6,159,996	6,325,007
Capital assets		227,421	76,750	100,629
Intangible assets		27,338,899	0	0
Total Assets		28,968,900	6,236,746	6,425,636
Warrant derivative liability		959,600	5,135,990	8,382,648
Other current liabilities		4,818,205	836,850	541,733
Total liabilities		5,777,805	5,972,840	8,924,381
Common stock		96,794	72,591	65,840
Additional paid in capital		38,640,706	11,801,146	10,081,394
(Deficit) Retained earnings		(15,588,554)	(11,651,980)	(12,688,128)
Accumulated other comprehensive income		42,149	42,149	42,149
Total shareholders’ equity (deficiency)		23,191,095	263,906	(2,498,745)
Total liabilities and shareholders’ equity		28,968,900	6,236,746	6,425,636
Scenario, Adjustment [Member]
Current assets		0	0	0
Capital assets		0	0	0
Intangible assets		0	0	0
Total Assets		0	0	0
Warrant derivative liability		(959,600)	(5,135,990)	(8,382,648)
Other current liabilities		45	45	0
Total liabilities		(959,555)	(5,135,945)	(8,382,648)
Common stock		0	0	0
Additional paid in capital		6,447,465	6,491,027	1,995,175
(Deficit) Retained earnings		(5,487,910)	(1,355,082)	6,387,473
Accumulated other comprehensive income		0	0	0
Total shareholders’ equity (deficiency)		959,555	5,135,945	8,382,648
Total liabilities and shareholders’ equity		$ 0	$ 0	$ 0